Segment Disclosures, Results (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues
Affiliate	[1]									$ 615		$ 497		$ 273
Third-party	[1]									497		103		40
Total revenues		$ 292	$ 282	$ 275	$ 263	$ 190	$ 150	$ 133	$ 127	1,112	[1]	600	[1]	313	[1]
Segment Operating Income
Segment Operating Income										468		220		74
Interest and financing costs, net	[1]									(150)		(109)		(39)
Equity in earnings of unconsolidated affiliates	[1]									7		1		0
Identifiable Assets
Total Assets		4,909				4,819				4,909		4,819
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	[1]									271		73		18
Capital expenditures										296		250		86
Gathering
Revenues
Affiliate										89		105		88
Third-party										250		30		2
Total revenues										339		135		90
Segment Operating Income
Segment Operating Income										142		47		34
Identifiable Assets
Total Assets		1,850				1,694				1,850		1,694
Capital expenditures										213		156		52
Processing
Revenues
Affiliate										96		7		0
Third-party										182		16		0
Total revenues										278		23		0
Segment Operating Income
Segment Operating Income										105		6		0
Identifiable Assets
Total Assets		1,619				1,612				1,619		1,612
Capital expenditures										15		4		0
Terminalling and Transportation
Revenues
Affiliate	[2]									430		385		185
Third-party										65		57		38
Total revenues										495		442		223
Segment Operating Income
Segment Operating Income										221		167		40
Identifiable Assets
Total Assets		1,419				1,406				1,419		1,406
Capital expenditures										68		90		34
Other
Segment Operating Income
Unallocated general and administrative expenses										(54)		(39)		$ (17)
Identifiable Assets
Total Assets		$ 21				$ 107				$ 21		$ 107

[1]	All periods include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Our Predecessors did not record revenue for transactions with Tesoro in the Terminalling and Transportation segment for assets acquired in the Acquisitions from Tesoro prior to the effective date of each acquisition, except for the RCA tariffs charged to Tesoro on the refined products pipeline included in the acquisition of the West Coast Logistics Assets.